Average Annual Total Returns - NVIT Government Money Market Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Class V Shares 1 Year	Class V Shares 5 Years	Class V Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	iMoneyNet Money Fund AverageTM Government All (reflects no deduction for fees or expenses) 1 Year	iMoneyNet Money Fund AverageTM Government All (reflects no deduction for fees or expenses) 5 Years	iMoneyNet Money Fund AverageTM Government All (reflects no deduction for fees or expenses) 10 Years
Total	0.24%	0.77%	0.38%	0.18%	0.61%	0.31%	0.24%	0.77%	0.38%	0.26%	0.80%	0.40%	0.29%	0.81%	0.41%	0.28%	0.80%	0.41%